Summary Of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	3-10 years
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	4 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	3-5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life	Shorter of remaining lease term or life of assets